Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Telecommunication revenue

Telecommunication revenue

Telecommunications revenue is recognized from the provision of mobile telecommunications services. Service revenue comprises voice, messaging, and data services provided to both contract (postpaid) and prepaid customers, monthly subscription fees, interconnection services and roaming charges.

Rendering of services

Revenue from usage-based services, including pay-as-you-use plans where customers are charged based on actual consumption, is recognized as the services are consumed by the customer. For tariff plans that permit rollover of unused services to subsequent periods, revenue is recognized upon usage of the underlying services or expiration of the rollover period. Revenue from fixed-term service contracts and monthly subscription plans is recognized ratably over the service period as the Group satisfies its performance obligation.

When contracts contain multiple distinct performance obligations (including voice, messaging, data, and digital services), the transaction price is allocated to each performance obligation based on its relative standalone selling price. The standalone selling price for each service is determined primarily using observable prices charged to similar customers under comparable pay-as-you-use arrangements.

Upfront fees, including activation or connection fees that do not represent distinct performance obligations are deferred and recognized ratably over the expected customer relationship period. For contracts with defined terms, these fees are recognized over the contractual period. For contracts without defined terms (such as prepaid arrangements), upfront fees are recognized over the estimated average customer life.

Revenue from telecommunication service providers, including interconnection fees and roaming charges from other operators, is recognized based on contractually specified rates as services are rendered, net of estimated variable consideration for retrospective volume-based discounts or other pricing adjustments. These estimates are based on the expected value method using historical experience and are updated each reporting period.

Revenue from rendering of services is recognized over time as services are rendered.

Digital revenue

Digital revenue comprises revenue from digital services, encompassing content and entertainment, digital health solutions, communication applications, customer self-care platforms, ride-hailing services, cloud computing, and advertising technology (“AdTech”) services. Revenue from subscription-based digital services, including content streaming, digital health memberships, premium communication features, and cloud subscriptions, is recognized over time on a ratable basis as customers simultaneously receive and consume benefits of continuous platform access. Transaction-based revenue, including ride-hailing services and usage-based cloud services, is recognized at the point in time when each transaction is completed or as services are consumed. Advertising revenue from AdTech services is recognized over time as impressions are delivered or at a point in time when performance-based metrics (such as clicks or acquisitions) are achieved.

When the Group’s performance obligation is to arrange for another party to provide goods or services to the customer and the Group does not control those goods or services before transfer (agent), revenue is presented on a net basis, representing the commission, fee, or margin to which the Group expects to be entitled. When the Group controls the specified good or service before transfer to the customer (principal), revenue is presented on a gross basis, with amounts paid to third-party suppliers recognized separately in cost of revenue.

The Group typically acts as an agent for ride-hailing and delivery services and digital platform arrangements where third parties provide the underlying service. The determination of whether the Group acts as principal or agent impacts the presentation of revenue on a gross or net basis but does not affect the amount of commission or fee income recognized.

The Group earns commissions from drivers for facilitating ride-hailing and delivery services through its Uklon platform. The Group records only the commissions collected from drivers, net of any incentives, as revenue. Revenue is recognized upon completion of the ride or delivery, as this satisfies the performance obligation of facilitating the services.

Contract balances

Contract balances

Receivables and unbilled receivables mostly relate to amounts due from other operators and postpaid customers. Unbilled receivables are transferred to Receivables when the Group issues an invoice to the customer.

Contract liabilities, often referred to as ‘Deferred revenue’, relate primarily to non-refundable cash received from prepaid customers for fixed-term tariff plans or pay-as-you-use tariff plans. Contract liabilities are presented as ‘Long-term deferred revenue’, ‘Short-term deferred revenue’ and ‘Customer advances’ in “Note 6 — Other Assets and liabilities” of these consolidated financial statements. All current contract liabilities outstanding at the beginning of the year are recognized as revenue during the year.

Customer acquisition costs

Customer acquisition costs

Certain incremental costs that are incurred in acquiring a contract with a customer (“customer acquisition costs”) and are considered recoverable are deferred in the consolidated statement of financial position, within ‘Other assets’ (see “Note 6 — Other Assets and Liabilities” of these consolidated financial statements). Such costs generally relate to commissions paid to third -party dealers and are amortized on a straight-line basis over the average customer life within ‘Selling, general and administrative expenses’.

The Group applies the practical expedient available for customer acquisition costs for which the amortization would have been shorter than 12 months. Such costs relate primarily to commissions paid to third parties upon top-up of prepaid credit by customers and sale of top-up cards.

SOURCE OF ESTIMATION UNCERTAINTY

SOURCE OF ESTIMATION UNCERTAINTY

Average customer life

Management estimates the average customer life for revenue (such as upfront fees) from contracts with an indefinite term and for customer acquisition costs. The average customer life is calculated based on historical data, specifically churn rates which are impacted by market characteristics, customer demographic and the nature and terms of the product (such as mobile and fixed line, prepaid and postpaid).

Trade and other receivables	Trade and other receivables Trade and other receivables are measured at amortized cost and include invoiced/contractual amounts less expected credit losses.
Expected credit losses	Expected credit losses Credit risk is discussed in Note 16.
Income taxes

Income taxes

Income tax expense represents the aggregate amount determined on the profit for the period based on current tax and deferred tax. In cases where the tax relates to items that are charged to other comprehensive income or directly to equity, the tax is also charged respectively to other comprehensive income or directly to equity.

Uncertain tax positions

Uncertain tax positions

The Group’s policy is to comply with the applicable tax regulations in the jurisdictions in which its operations are subject to income taxes. The Group’s estimates of current income tax expense and liabilities are calculated assuming that all tax computations filed by the Group will be subject to a review or audit by the relevant tax authorities. Uncertain tax positions are generally assessed individually, using the most likely outcome method. The Group and the relevant tax authorities may have different interpretations of how regulations should be applied to actual transactions (refer below for details regarding risks and uncertainties).

Deferred taxation

Deferred taxation

Deferred taxes are recognized using the liability method and thus are computed as the taxes recoverable or payable in future periods in respect of deductible or taxable temporary differences between the tax bases of assets and liabilities and their carrying amounts in the Group’s financial statements.

Goodwill

Goodwill is recognized for the future economic benefits arising from net assets acquired that are not individually identified and separately recognized. Goodwill is not amortized but is tested for impairment annually and as necessary when circumstances indicate that the carrying value may be impaired, see Note 10 for further details.

Fair value of financial instruments

Fair value of financial instruments

All financial assets and liabilities are measured at amortized cost, except those which are measured at fair value as presented within this Note 14.

Where the fair value of financial assets and liabilities recorded in the statement of financial position cannot be derived from active markets, their fair value is determined using valuation techniques, including discounted cash flows models. The inputs to these models are taken from observable markets, but when this is not possible, a degree of judgment is required in establishing fair values. The judgments include considerations regarding inputs such as liquidity risk, credit risk and volatility. Changes in assumptions about these factors could affect the reported fair value of financial instruments.

Put-option liability

Put-option liabilities

Put options are accounted for as financial liabilities in these consolidated financial statements. The put-option redemption liability is measured at the discounted redemption amount. Interest over the put-option redemption liability will accrue in line with the effective interest rate method, until the options have been exercised or are expired.

Derivative contracts

Derivative warrant liabilities

The Group does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Group evaluates all of its financial instruments, including issued share purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to IAS 32 Financial Instruments: Presentation (“IAS 32”) and IFRS 9 Financial Instruments (“IFRS 9”). The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period.

The Group accounts for its 7,666,629 Public Warrants issued in connection with its SPAC Merger as derivative warrant liabilities in accordance with IAS 32 and IFRS 9. Accordingly, the Group recognizes the warrant instruments as liabilities at fair value and adjusts the instruments to fair value at each reporting period. The liabilities are subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the Group’s statements of profit or loss. The fair value of warrants issued by the Group has been estimated using the market price at each measurement date.

Earnings per share

ACCOUNTING POLICY

Basic net income (loss) per share is computed using the weighted average number of shares of common stock outstanding during the period. Diluted net income (loss) per common share is computed using the weighted average shares of common stock outstanding during the period and potentially dilutive common shares, including the effect of warrants to purchase shares of common stock using the treasury stock method. The weighted-average shares outstanding for all prior periods presented have been retroactively recast to reflect the capital structure following the Capital Reorganization.